OTHER CURRENT ASSETS (Tables)	6 Months Ended
Jun. 30, 2024
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of Other Current Assets

(in thousands of $)	June 30, 2024	December 31, 2023
Capitalized fulfillment costs	3,101	3,558
Agent receivables	560	969
Advances	1,348	1,238
Claims receivables	4,550	8,784
Bunker receivables on time charter-out contracts	26,241	21,659
Funding provided to ship managers	18,680	6,983
Other receivables	2,790	4,621
Total other current assets	57,270	47,812